Investment Portfolioas of June 30, 2022 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 90.4%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 6/20/2052	105,592,940	93,904,366
2.5%, with various maturities from 8/20/2050 until 6/20/2051	90,778,480	83,573,780
3.0%, with various maturities from 9/15/2042 until 2/20/2052	94,250,379	89,657,118
3.5%, with various maturities from 11/20/2041 until 12/20/2051	157,842,375	155,407,871
4.0%, with various maturities from 8/20/2040 until 7/1/2052 (a)	237,132,373	236,436,164
4.25%, with various maturities from 5/15/2041 until 9/15/2041	428,837	434,730
4.49%, with various maturities from 6/15/2041 until 7/15/2041	302,945	309,886
4.5%, with various maturities from 8/15/2039 until 7/1/2052 (a)	210,210,139	213,528,332
4.55%, 1/15/2041	527,979	546,865
4.625%, 5/15/2041	203,071	209,412
5.0%, with various maturities from 3/20/2029 until 7/20/2041	19,302,144	20,349,628
5.5%, with various maturities from 1/15/2034 until 6/15/2042	25,780,132	27,737,018
6.0%, with various maturities from 12/15/2022 until 1/15/2039	7,620,196	8,341,467
6.5%, with various maturities from 6/20/2032 until 3/20/2039	4,820,320	5,331,731
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,226,209	1,334,953
7.5%, with various maturities from 10/20/2023 until 8/20/2032	50,571	55,723
Total Government National Mortgage Association (Cost $963,135,444)		937,159,044

Asset-Backed 9.4%
Automobile Receivables 7.9%
AmeriCredit Automobile Receivables Trust, “A2”, Series 2021-2, 0.26%, 11/18/2024	2,836,231	2,822,622
Canadian Pacer Auto Receivables Trust, “A3”, Series 2019-1A, 144A, 2.8%, 10/19/2023	711,530	711,506
CPS Auto Receivables Trust:
“A”, Series 2021-C, 144A, 0.33%, 7/15/2024	3,120,706	3,106,432
“A”, Series 2021-B, 144A, 0.37%, 3/17/2025	2,205,691	2,196,791
DT Auto Owner Trust, “A”, Series 2021-1A, 144A, 0.35%, 1/15/2025	1,094,848	1,090,549
Flagship Credit Auto Trust:
“A”, Series 2020-3, 144A, 0.7%, 4/15/2025	3,874,739	3,857,262
“C”, Series 2018-2, 144A, 3.89%, 9/16/2024	1,102,473	1,103,326
GLS Auto Receivables Issuer Trust, “A”, Series 2021-4A, 144A, 0.84%, 7/15/2025	16,209,720	15,909,496
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	18,635,063
Mercedes-Benz Auto Lease Trust, “A3”, Series 2020-B, 0.4%, 11/15/2023	3,949,862	3,923,426
Mercedes-Benz Auto Receivables Trust, “A3”, Series 2020-1, 0.55%, 2/18/2025	3,709,412	3,658,313
Santander Retail Auto Lease Trust, “A3”, Series 2020-B, 144A, 0.57%, 4/22/2024	18,273,000	17,844,173
World Omni Automobile Lease Securitization Trust, “A2”, Series 2021-A, 0.21%, 4/15/2024	4,685,936	4,648,684
World Omni Select Auto Trust, “A2”, Series 2021-A, 0.29%, 2/18/2025	2,047,678	2,033,628
		81,541,271
Miscellaneous 1.5%
Dell Equipment Finance Trust, “A2”, Series 2021-1, 144A, 0.33%, 5/22/2026	5,023,463	4,984,837

HPEFS Equipment Trust:
“A2”, Series 2021-1A, 144A, 0.27%, 3/20/2031	4,326,592	4,304,594
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	1,780,037	1,780,032
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	4,576,023	4,421,799
		15,491,262
Total Asset-Backed (Cost $98,631,047)		97,032,533

Collateralized Mortgage Obligations 15.3%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1-month USD- LIBOR + 0.95%, 2.574% (b), 4/25/2049	840,190	820,989
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,851,808	1,824,070
Federal Home Loan Mortgage Corp.:
“CZ”, Series 4113, 3.0%, 9/15/2042	1,436,313	1,303,833
“MK”, Series 2996, 5.5%, 6/15/2035	4,929,968	5,213,281
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	5,598,143	1,164,436
Federal National Mortgage Association:
“AF”, Series 2013-66, 1-month USD-LIBOR + 0.25%, 1.874% (b), 9/25/2045	7,132,667	7,087,717
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	950,766
“FE”, Series 2018-94, 1-month USD-LIBOR + 0.4%, 2.024% (b), 1/25/2049	823,196	814,771
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,018,666	914,733
“IO”, Series 2016-26, Interest Only, 5.0%, 5/25/2046	13,744,765	2,355,157
“PG”, Series 2005-27, 5.5%, 4/25/2035	4,697,907	4,960,387
“LA”, Series 2005-83, 5.5%, 10/25/2035	4,546,193	4,772,654
“OM”, Series 2005-87, 5.5%, 10/25/2035	4,780,243	5,011,896
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	5,085,362	701,562
“UC”, Series 2005-79, 5.75%, 9/25/2035	3,791,641	3,995,170
“PG”, Series 2006-103, 6.0%, 10/25/2036	3,341,337	3,539,213
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	133,965	27,065
“QM”, Series 2006-44, 6.5%, 6/25/2036	6,418,766	6,886,341
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,280,946	544,398
Government National Mortgage Association:
“FY”, Series 2015-80, 1-month USD-LIBOR + 0.27%, 1.865% (b), 3/20/2043	5,562,552	5,524,533
“FA”, Series 2013-111, 1-month USD-LIBOR + 0.3%, 1.895% (b), 7/20/2043	8,090,841	8,040,142
“KF”, Series 2011-74, 1-month USD-LIBOR + 0.4%, 1.909% (b), 6/16/2039	6,329,423	6,324,970
“FK”, Series 2013-113, 1-month USD-LIBOR + 0.35%, 1.945% (b), 8/20/2043	5,150,258	5,125,449
“QE”, Series 2021-159, 2.0%, 9/20/2051	11,127,977	9,929,086
“EF”, Series 2013-124, 1-month USD-LIBOR + 0.5%, 2.095% (b), 4/20/2039	255,989	255,989
“WZ”, Series 2013-182, 2.5%, 12/20/2043	12,364,928	11,605,525
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	3,164,111	153,021
“L”, Series 2013-181, 3.0%, 12/20/2044	12,046,655	11,450,815
“Q”, Series 2015-141, 3.0%, 7/20/2045	3,977,847	3,853,552
“GZ”, Series 2013-161, 3.0%, 11/20/2045	13,398,581	12,476,167
“JZ”, Series 2017-110, 3.0%, 7/20/2047	4,055,520	3,556,236
“EA”, Series 2018-5, 3.0%, 10/20/2047	3,372,578	3,274,803
“XZ”, Series 2020-122, 3.0%, 8/20/2050	332,787	242,108
“AC”, Series 2020-191, 3.0%, 12/20/2050	6,963,346	6,651,355
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	813,379	32,667
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	7,902,989	1,130,505
“IP”, Series 2015-50, Interest Only, 4.0%, 9/20/2040	98,367	4
“S”, Series 2013-134, Interest Only, 5.6% minus 1-month USD-LIBOR, 4.005% (b), 9/20/2043	8,513,432	833,481
“ZC”, Series 2003-86, 4.5%, 10/20/2033	318,940	327,205
“SG”, Series 2017-60, Interest Only, 6.47% minus 1-month USD-LIBOR, 4.875% (b), 2/20/2038	9,217,541	1,369,732
“SD”, Series 2017-60, Interest Only, 6.52% minus 1-month USD-LIBOR, 4.925% (b), 2/20/2038	5,502,188	841,726
“UZ”, Series 2010-37, 5.0%, 3/20/2040	2,002,341	2,078,266
“PC”, Series 2003-19, 5.5%, 3/16/2033	608,816	645,897

“Z”, Series 2006-12, 5.5%, 3/20/2036	158,554	172,055
“DZ”, Series 2009-106, 5.5%, 11/20/2039	289,234	324,723
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	3,234,106	593,171
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	245,845	55,932
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	304,608	70,426
JPMorgan Mortgage Trust:
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 1.234% (b), 6/25/2051	3,860,796	3,540,054
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 1.806% (b), 7/25/2050	1,012,340	956,100
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.906% (b), 5/25/2050	1,781,347	1,692,616
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,672,480	2,483,848
Total Collateralized Mortgage Obligations (Cost $170,544,193)		158,500,598

U.S. Government Agency Sponsored Pass-Throughs 11.6%
Federal Home Loan Mortgage Corp.:
2.0%, 2/1/2052	9,260,929	8,041,735
7.0%, 10/1/2038	42,787	45,952
Federal National Mortgage Association:
2.0% 12/1/2051	23,933,175	20,808,820
2.0% 1/1/2052	20,058,846	17,438,696
2.0%, 4/1/2052	27,312,513	23,718,909
4.0%, 7/1/2052 (a)	50,000,000	49,295,050
5.0%, 7/1/2044	1,424,624	1,496,547
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $124,274,100)		120,845,709

Short-Term U.S. Treasury Obligations 1.8%
U.S. Treasury Bills:
0.225% (c), 11/3/2022	10,000,000	9,931,198
1.039% (c), 11/3/2022 (d)	6,000,000	5,958,718
1.897% (c), 4/20/2023 (e) (f)	2,172,000	2,127,165
1.973% (c), 4/20/2023	1,000,000	979,358
Total Short-Term U.S. Treasury Obligations (Cost $19,092,962)		18,996,439

	Shares	Value ($)

Cash Equivalents 18.0%
DWS Central Cash Management Government Fund, 1.36% (g) (Cost $186,661,873)	186,661,873	186,661,873

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,562,339,619)	146.5	1,519,196,196
Other Assets and Liabilities, Net	(46.5)	(482,246,050)
Net Assets	100.0	1,036,950,146
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Cash Equivalents 18.0%
DWS Central Cash Management Government Fund, 1.36% (g)
461,982,902	746,105,424	1,021,426,453	—	—	320,282	—	186,661,873	186,661,873

(a)	When-issued, delayed delivery or forward commitment securities included.

(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At June 30, 2022, this security has been pledged, in whole or in part, to cover collateral requirements for open MBS forward commitments.
(e)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2022	100	12,014,937	11,853,125	(161,812)
Ultra Long U.S. Treasury Bond	USD	9/21/2022	264	41,921,017	40,746,750	(1,174,267)
Total unrealized depreciation						(1,336,079)
At June 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Year U.S. Treasury Note	USD	9/30/2022	442	96,095,148	95,444,375	650,773
5 Year U.S. Treasury Note	USD	9/30/2022	528	59,823,571	59,268,000	555,571
Ultra Long U.S Treasury Bond	USD	9/21/2022	145	20,413,112	20,100,625	312,487
Total unrealized appreciation						1,518,831

At June 30, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/21/2019/ 2/21/2023	15,800,000	USD	(27,039)	—	(27,039)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2023	104,100,000	USD	2,033,597	3,506	2,030,091
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2024	23,100,000	USD	1,064,583	(313)	1,064,896
Total net unrealized appreciation							3,067,948

β	3-month LIBOR rate as of June 30, 2022 is 2.285%.
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$937,159,044	$—	$937,159,044
Asset-Backed (a)	—	97,032,533	—	97,032,533
Collateralized Mortgage Obligations	—	158,500,598	—	158,500,598
U.S. Government Agency Sponsored Pass-Throughs	—	120,845,709	—	120,845,709
Short-Term U.S. Treasury Obligations	—	18,996,439	—	18,996,439
Short-Term Investments	186,661,873	—	—	186,661,873
Derivatives (b)
Futures Contracts	1,518,831	—	—	1,518,831
Interest Rate Swap Contracts	—	3,094,987	—	3,094,987
Total	$188,180,704	$1,335,629,310	$—	$1,523,810,014

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,336,079)	$—	$—	$(1,336,079)
Interest Rate Swap Contracts	—	(27,039)	—	(27,039)
Total	$(1,336,079)	$(27,039)	$—	$(1,363,118)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ 3,067,948	$ 182,752

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH3
R-080548-1 (1/23)